NOTES AND LOANS PAYABLE (Details Narrative) - USD ($)		3 Months Ended
	Jun. 02, 2020	Dec. 31, 2023	Sep. 29, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Notes payable outstanding		$ 2,280,743		$ 155,598
Line of credit maximum borrowing capacity			$ 4,500,000
Line of credit outstanding balance		$ 2,120,100
Line of credit maturity date		Sep. 29, 2025
Loans And Notes Payable [Member]
Debt Instrument [Line Items]
Notes payable outstanding		$ 10,989		10,989
Accrued interest		7,547		6,229
SBA Loan [Member]
Debt Instrument [Line Items]
Accrued interest		956		5,723
Proceeds from loans	$ 150,000
Interest rate	3.75%
Loan payable		$ 149,655		$ 144,609